Segment Reporting (Details) - USD ($)	3 Months Ended															5 Months Ended	6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015 [2]	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014 [2]	Jun. 30, 2014 [2]	Mar. 31, 2014 [2]	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2015		Jul. 22, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting
Total operating revenues	$ 283,000,000	$ 234,000,000	[1]	$ 224,000,000		$ 256,000,000	$ 259,000,000	[2],[3]	$ 214,000,000	[1],[2]	$ 225,000,000	[2]	$ 230,000,000	$ 219,000,000	$ 154,000,000		$ 517,000,000	$ 473,000,000	[3]		$ 953,000,000	[4]	$ 828,000,000	[4]	$ 434,000,000	[4]
Cost of operations	77,000,000	85,000,000					78,000,000		86,000,000								162,000,000	164,000,000			321,000,000		277,000,000		154,000,000
Depreciation and amortization	75,000,000	74,000,000	[1]				78,000,000	[3]	75,000,000	[1]							149,000,000	153,000,000	[3]		297,000,000	[4]	233,000,000	[4]	92,000,000	[4]
General and administrative	3,000,000	3,000,000	[1]				3,000,000	[3]	3,000,000	[1]							6,000,000	6,000,000	[3]		12,000,000	[4]	8,000,000	[4]	7,000,000	[4]
Acquisition-related transaction and integration costs	0						1,000,000	[3]									0	1,000,000	[3]		3,000,000	[4]	4,000,000	[4]	0	[4]
Operating Income	128,000,000	72,000,000	[1]	70,000,000		101,000,000	99,000,000	[2],[3]	50,000,000	[1],[2]	74,000,000	[2]	97,000,000	82,000,000	53,000,000		200,000,000	149,000,000	[3]		320,000,000	[4]	306,000,000	[4]	181,000,000	[4]
Equity in earnings of unconsolidated affiliates	13,000,000	3,000,000	[1],[5]				4,000,000	[3]	3,000,000	[1],[5]							16,000,000	7,000,000	[3]		26,000,000	[4],[6]	17,000,000	[4],[6]	20,000,000	[4],[6]
Other Nonoperating Income (Expense)	2,000,000	0	[1]				1,000,000	[3]	1,000,000	[1]							2,000,000	2,000,000	[3]		3,000,000	[4]	6,000,000	[4]	4,000,000	[4]
Gains (Losses) on Extinguishment of Debt	0						7,000,000	[3]									0	7,000,000	[3],[7]		9,000,000	[4],[6]	1,000,000	[4],[6]	0	[4],[6]
Interest Expense	(68,000,000)	(74,000,000)	[1]				(51,000,000)	[3]	(79,000,000)	[1]							(142,000,000)	(130,000,000)	[3]		(263,000,000)	[4]	(216,000,000)		(72,000,000)	[4]
Income Before Income Taxes	75,000,000	1,000,000	[1]				46,000,000	[3]	(25,000,000)	[1]							76,000,000	21,000,000	[3]		77,000,000	[4]	112,000,000	[4]	133,000,000	[4]
Income tax expense	12,000,000	0	[1]				4,000,000		(4,000,000)	[1]							12,000,000	0			12,000,000	[4]	4,000,000	[4]	8,000,000	[4],[8],[9]
Net Income	63,000,000	1,000,000	[1],[10]	12,000,000		$ 32,000,000	42,000,000	[2],[3],[11]	(21,000,000)	[1],[2],[10]	4,000,000	[2]	$ 41,000,000	$ 43,000,000	$ 20,000,000		64,000,000	21,000,000	[3],[11]	$ 54,000,000	65,000,000	[4],[12]	108,000,000	[4],[12]	125,000,000	[4],[12]
Equity investments in affiliates	683,000,000	689,000,000	[13]	697,000,000	[13],[14]						308,000,000	[14]					683,000,000				697,000,000	[13],[14]	308,000,000	[14]
Capital Expenditures				30,000,000	[15]						40,000,000	[16]									30,000,000	[15]	40,000,000	[16]
Total Assets	8,508,000,000	8,549,000,000	[13]	8,689,000,000	[13],[14]						8,794,000,000						8,508,000,000				8,689,000,000	[13],[14]	8,794,000,000
Conventional Generation
Segment Reporting
Total operating revenues	85,000,000	79,000,000					85,000,000		76,000,000								164,000,000	161,000,000			336,000,000		317,000,000		138,000,000
Cost of operations	16,000,000	23,000,000					15,000,000		21,000,000								39,000,000	36,000,000			59,000,000		55,000,000		23,000,000
Depreciation and amortization	20,000,000	20,000,000					21,000,000		21,000,000								40,000,000	42,000,000			81,000,000		82,000,000		20,000,000
General and administrative	0	0					0		0								0	0			0		0		0
Acquisition-related transaction and integration costs							0											0			0		0
Operating Income	49,000,000	36,000,000					49,000,000		34,000,000								85,000,000	83,000,000			196,000,000		180,000,000		95,000,000
Equity in earnings of unconsolidated affiliates	4,000,000	3,000,000					4,000,000		3,000,000								7,000,000	7,000,000			14,000,000		14,000,000		16,000,000
Other Nonoperating Income (Expense)	0						0		1,000,000								0	1,000,000			1,000,000		0		1,000,000
Gains (Losses) on Extinguishment of Debt							7,000,000											7,000,000			7,000,000		0
Interest Expense	(12,000,000)	(11,000,000)					(13,000,000)		(12,000,000)								(23,000,000)	(25,000,000)			(48,000,000)		(53,000,000)		(25,000,000)
Income Before Income Taxes	41,000,000	28,000,000					33,000,000		26,000,000								69,000,000	59,000,000			156,000,000		141,000,000		87,000,000
Income tax expense	0						0		0								0				0		0		0
Net Income	41,000,000	28,000,000					33,000,000		26,000,000								69,000,000	59,000,000			156,000,000		141,000,000
Equity investments in affiliates				110,000,000							114,000,000										110,000,000		114,000,000
Capital Expenditures				4,000,000	[15]						6,000,000	[16]									4,000,000	[15]	6,000,000	[16]
Total Assets	2,037,000,000	2,017,000,000		2,102,000,000							2,169,000,000						2,037,000,000				2,102,000,000		2,169,000,000
Renewables
Segment Reporting
Total operating revenues	159,000,000	111,000,000	[17]				132,000,000		91,000,000	[17]							270,000,000	223,000,000	[18]		443,000,000		316,000,000		144,000,000
Cost of operations	34,000,000	33,000,000	[17]				32,000,000		31,000,000	[17]							67,000,000	63,000,000	[18]		136,000,000		83,000,000		21,000,000
Depreciation and amortization	50,000,000	49,000,000	[17]				53,000,000		49,000,000	[17]							99,000,000	102,000,000	[18]		197,000,000		133,000,000		57,000,000
General and administrative	0	0	[17]				0		0	[17]							0	0	[18]		0		0		0
Acquisition-related transaction and integration costs							0											0			0		0
Operating Income	75,000,000	29,000,000	[17]				47,000,000		11,000,000	[17]							104,000,000	58,000,000	[18]		110,000,000		100,000,000		66,000,000
Equity in earnings of unconsolidated affiliates	9,000,000	0	[17]				0		0	[17]							9,000,000	0	[18]		12,000,000		3,000,000		4,000,000
Other Nonoperating Income (Expense)	2,000,000						1,000,000		0	[17]							2,000,000	1,000,000	[18]		2,000,000		5,000,000		3,000,000
Gains (Losses) on Extinguishment of Debt							0											0			2,000,000		1,000,000
Interest Expense	(36,000,000)	(42,000,000)	[17]				(23,000,000)		(52,000,000)	[17]							(78,000,000)	(75,000,000)	[18]		(147,000,000)		(126,000,000)		(40,000,000)
Income Before Income Taxes	50,000,000	(13,000,000)	[17]				25,000,000		(41,000,000)	[17]							37,000,000	(16,000,000)	[18]		(25,000,000)		(19,000,000)		33,000,000
Income tax expense	0						0		0	[17]							0				0		0		0
Net Income	50,000,000	(13,000,000)	[17]				25,000,000		(41,000,000)	[17]							37,000,000	(16,000,000)	[18]		(25,000,000)		(19,000,000)
Equity investments in affiliates				587,000,000							194,000,000										587,000,000		194,000,000
Capital Expenditures				6,000,000	[15]						27,000,000	[16]									6,000,000	[15]	27,000,000	[16]
Total Assets	5,862,000,000	5,908,000,000	[17]	5,970,000,000							5,724,000,000						5,862,000,000				5,970,000,000		5,724,000,000
Thermal [Member]
Segment Reporting
Total operating revenues	39,000,000	44,000,000					42,000,000		47,000,000								83,000,000	89,000,000			174,000,000		195,000,000		152,000,000
Cost of operations	27,000,000	29,000,000					31,000,000		34,000,000								56,000,000	65,000,000			126,000,000		139,000,000		110,000,000
Depreciation and amortization	5,000,000	5,000,000					4,000,000		5,000,000								10,000,000	9,000,000			19,000,000		18,000,000		15,000,000
General and administrative	0	0					0		0								0	0			0		0		0
Acquisition-related transaction and integration costs							0											0			0		0
Operating Income	7,000,000	10,000,000					7,000,000		8,000,000								17,000,000	15,000,000			29,000,000		38,000,000		27,000,000
Equity in earnings of unconsolidated affiliates	0	0					0		0								0	0			0		0		0
Other Nonoperating Income (Expense)	0						0		0								0	0			0		0		0
Gains (Losses) on Extinguishment of Debt							0											0			0		0
Interest Expense	(1,000,000)	(2,000,000)					(2,000,000)		(2,000,000)								(3,000,000)	(4,000,000)			(7,000,000)		(7,000,000)		(7,000,000)
Income Before Income Taxes	6,000,000	8,000,000					5,000,000		6,000,000								14,000,000	11,000,000			22,000,000		31,000,000		20,000,000
Income tax expense	0						0		0								0				0		0		0
Net Income	6,000,000	8,000,000					5,000,000		6,000,000								14,000,000	11,000,000			22,000,000		31,000,000
Equity investments in affiliates				0							0										0		0
Capital Expenditures				20,000,000	[15]						7,000,000	[16]									20,000,000	[15]	7,000,000	[16]
Total Assets	423,000,000	430,000,000		428,000,000							436,000,000						423,000,000				428,000,000		436,000,000
Corporate
Segment Reporting
Total operating revenues	0	0					0		0								0	0			0		0		0
Cost of operations	0	0					0		0								0	0			0		0		0
Depreciation and amortization	0	0					0		0								0	0			0		0		0
General and administrative	3,000,000	3,000,000					3,000,000		3,000,000								6,000,000	6,000,000			12,000,000		8,000,000		7,000,000
Acquisition-related transaction and integration costs							1,000,000											1,000,000			3,000,000		4,000,000
Operating Income	(3,000,000)	(3,000,000)					(4,000,000)		(3,000,000)								(6,000,000)	(7,000,000)			(15,000,000)		(12,000,000)		(7,000,000)
Equity in earnings of unconsolidated affiliates	0	0					0		0									0			0		0		0
Other Nonoperating Income (Expense)	0						0		0								0	0			0		1,000,000		0
Gains (Losses) on Extinguishment of Debt							0											0			0		0
Interest Expense	(19,000,000)	(19,000,000)					(13,000,000)		(13,000,000)								(38,000,000)	(26,000,000)			(61,000,000)		(30,000,000)		0
Income Before Income Taxes	(22,000,000)	(22,000,000)					(17,000,000)		(16,000,000)								(44,000,000)	(33,000,000)			(76,000,000)		(41,000,000)		(7,000,000)
Income tax expense	12,000,000						4,000,000		(4,000,000)								12,000,000				12,000,000		4,000,000		8,000,000
Net Income	(34,000,000)	(22,000,000)					$ (21,000,000)		$ (12,000,000)								(56,000,000)	$ (33,000,000)			(88,000,000)		(45,000,000)		$ (15,000,000)
Equity investments in affiliates				0							0										0		0
Capital Expenditures				0	[15]						0	[16]									0	[15]	0	[16]
Total Assets	$ 186,000,000	$ 194,000,000		$ 189,000,000							$ 465,000,000						$ 186,000,000				$ 189,000,000		$ 465,000,000
Affiliated Entity [Member]
Segment Reporting
General and administrative																$ 3,000,000
Southern California Edison [Member] | Conventional Generation
Segment Reporting
Customer's Percentage of Total Revenue																					23.00%		24.00%		13.00%
Southern California Edison [Member] | Renewables
Segment Reporting
Customer's Percentage of Total Revenue																					17.00%		7.00%		3.00%
PG&E [Member] | Conventional Generation
Segment Reporting
Customer's Percentage of Total Revenue																					13.00%		15.00%		19.00%
PG&E [Member] | Renewables
Segment Reporting
Customer's Percentage of Total Revenue																					12.00%		13.00%		17.00%

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[3]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	(a) Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
[9]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.
[10]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[11]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[13]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[14]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[15]	Includes accruals.
[16]	Includes accruals. Capital expenditures for Renewables include a sales tax refund received by Alpine in the first quarter of 2014.
[17]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[18]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.